Form N-1A Supplement	Apr. 15, 2026
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Income ETF and Calamos Nasdaq ® Autocallable Income ETF

(each a “Fund” and collectively the “Funds”)

Supplement dated April 15, 2026

to the Calamos Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 28, 2025, as supplemented from time to time,

and

to the Calamos Nasdaq® Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 14, 2025, as supplemented from time to time.

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

Calamos Nasdaq® Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

CALAMOS ETF TRUST

(the “Trust”)

Calamos Autocallable Income ETF and Calamos Nasdaq ® Autocallable Income ETF

(each a “Fund” and collectively the “Funds”)

Supplement dated April 15, 2026

to the Calamos Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 28, 2025, as supplemented from time to time,

and

to the Calamos Nasdaq® Autocallable Income ETF’s Prospectus and Statement of Additional Information dated November 14, 2025, as supplemented from time to time.

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.